Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 1,932,452	₩ 1,908,590
Acquisition	35,221	19,974
Impairment loss	(33,441)
Other	(19,215)	3,888
Ending balance	₩ 1,915,017	₩ 1,932,452